Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental analysis
Total income	£ 14,752	£ 13,156	£ 10,429	[1]
Retail Banking
Segmental analysis
Total income	4,170	4,956	4,933
Private Banking
Segmental analysis
Total income	327	778	801
Commercial & Institutional
Segmental analysis
Total income	7,730	5,920	4,634
Central Items and other
Segmental analysis
Total income	2,525	1,502	61
Inter-segmental | Retail Banking
Segmental analysis
Total income	(1,761)	(690)	488
Inter-segmental | Private Banking
Segmental analysis
Total income	(663)	(278)	(15)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total income	309	(493)	(204)
Inter-segmental | Central Items and other
Segmental analysis
Total income	2,115	1,461	(269)
Operating segment
Segmental analysis
Total income	14,752	13,156	10,429
Operating segment | Retail Banking
Segmental analysis
Total income	5,931	5,646	4,445
Operating segment | Private Banking
Segmental analysis
Total income	990	1,056	816
Operating segment | Commercial & Institutional
Segmental analysis
Total income	7,421	6,413	4,838
Operating segment | Central Items and other
Segmental analysis
Total income	£ 410	£ 41	£ 330

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.